Subsidiaries - Summary of Condensed Financial Information Of Major Subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Kookmin Bank
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 483,564,898		₩ 438,444,114
Liabilities	[1]	450,675,985		408,036,040
Equity	[1]	32,888,913		30,408,074
Operating revenue	[1]	26,536,995		24,519,818
Profit (loss) for the year	[1]	2,590,764		2,298,195
Total comprehensive income (loss) for the year	[1]	₩ 3,265,921		₩ 2,905,953
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Securities Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	₩ 55,493,985		₩ 57,570,654
Liabilities	[1],[2]	50,008,422		52,516,488
Equity	[1],[2]	5,485,563		5,054,166
Operating revenue	[1],[2]	8,543,590		10,040,497
Profit (loss) for the year	[1],[2]	594,301		425,622
Total comprehensive income (loss) for the year	[1],[2]	₩ 628,112		₩ 449,507
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.
KB Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	₩ 41,472,227		₩ 39,125,869
Liabilities	[1],[2]	37,328,954		35,093,312
Equity	[1],[2]	4,143,273		4,032,557
Operating revenue	[1],[2]	14,131,278		13,735,778
Profit (loss) for the year	[1],[2]	301,836		177,181
Total comprehensive income (loss) for the year	[1],[2]	₩ 107,240		₩ 139,290
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.
KB Kookmin Card Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 27,349,561		₩ 24,071,644
Liabilities	[1]	22,793,920		19,789,958
Equity	[1]	4,555,641		4,281,686
Operating revenue	[1]	3,527,354		3,210,581
Profit (loss) for the year	[1]	418,898		324,662
Total comprehensive income (loss) for the year	[1]	₩ 442,873		₩ 308,148
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
Prudential Life Insurance Company of Korea Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[2]	₩ 26,287,116		₩ 25,121,656
Liabilities	[2]	23,992,601		22,681,729
Equity	[2]	2,294,515		2,439,927
Operating revenue	[2]	1,976,122		656,062
Profit (loss) for the year	[2]	336,198		55,711
Total comprehensive income (loss) for the year	[2]	₩ 54,587		₩ (31,718)
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Includes fair value adjustments arising from the acquisition.		Includes fair value adjustments arising from the acquisition.
KB Life Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 10,634,562		₩ 10,424,916
Liabilities		10,174,282		9,842,789
Equity		460,280		582,127
Operating revenue		2,259,301		1,897,859
Profit (loss) for the year		(46,595)		(23,185)
Total comprehensive income (loss) for the year		(121,847)		(33,210)
KB Asset Management Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	375,739		335,601
Liabilities	[1]	128,589		112,522
Equity	[1]	247,150		223,079
Operating revenue	[1]	254,162		191,427
Profit (loss) for the year	[1]	79,899		57,317
Total comprehensive income (loss) for the year	[1]	₩ 79,071		₩ 57,802
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Capital Co.,Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	₩ 14,529,427		₩ 12,823,748
Liabilities	[1],[2]	12,707,210		11,392,177
Equity	[1],[2]	1,822,217		1,431,571
Operating revenue	[1],[2]	1,634,759		1,300,378
Profit (loss) for the year	[1],[2]	209,899		141,646
Total comprehensive income (loss) for the year	[1],[2]	₩ 209,719		₩ 139,949
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.
KB Savings Bank Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 2,601,134		₩ 1,883,720
Liabilities		2,339,037		1,658,116
Equity		262,097		225,604
Operating revenue		150,028		104,397
Profit (loss) for the year		18,932		17,305
Total comprehensive income (loss) for the year		22,526		16,197
KB Real Estate Trust Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		496,522		437,619	[1]
Liabilities		119,700		108,096	[1]
Equity		376,822		329,523	[1]
Operating revenue		168,373		139,070	[1]
Profit (loss) for the year		81,480		66,874	[1]
Total comprehensive income (loss) for the year		82,299		₩ 66,718	[1]
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary				Financial information is based on its consolidated financial statements.
KB Investment Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	1,197,720		₩ 848,693
Liabilities	[1]	922,239		618,552
Equity	[1]	275,481		230,141
Operating revenue	[1]	207,367		128,014
Profit (loss) for the year	[1]	55,338		15,387
Total comprehensive income (loss) for the year	[1]	₩ 55,340		₩ 15,390
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Credit Information Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 28,674		₩ 27,711
Liabilities		12,303		11,773
Equity		16,371		15,938
Operating revenue		39,909		39,767
Profit (loss) for the year		388		1,132
Total comprehensive income (loss) for the year		434		1,040
KB Data System Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		44,486	[1]	40,347
Liabilities		25,911	[1]	23,024
Equity		18,575	[1]	17,323
Operating revenue		174,819	[1]	149,966
Profit (loss) for the year		467	[1]	(1,729)
Total comprehensive income (loss) for the year		₩ 1,105	[1]	₩ (3,367)
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.

[1]	Financial information is based on its consolidated financial statements.
[2]	Includes fair value adjustments arising from the acquisition.